ACCOUNTS RECEIVABLE, NET - Summary of Accounts Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable - third parties	¥ 216,069		¥ 245,276	¥ 192,744
Allowance for doubtful accounts - third parties	(57,344)		(43,104)	(15,512)
Accounts receivable, - third parties, net	158,725	$ 24,907	202,172	177,232
Accounts receivable - related parties	304		12,442	10,208
Allowance for doubtful accounts - related parties	(16)		(1,298)	(543)	¥ (56)
Accounts receivable - related party, net	¥ 320		¥ 13,740	¥ 10,751